Prepaid expenses and other assets (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of prepaid expenses and other assets
The following is a table summarizing the components of our prepaid expenses and other current assets as of December 31, 2021 and 2020:

	At December 31,
In thousands of U.S. dollars	2021	2020
SSM - prepaid vessel operating expenses	$3,426	$3,975
Prepaid interest	—	4,035
Third party - prepaid vessel operating expenses	2,610	1,757
Prepaid insurance	880	574
Other prepaid expenses	1,038	2,089
	$7,954	$12,430